Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—43.7%
		U.S. Treasury Notes—43.7%
$12,500,000		United States Treasury Note, 0.625%, 7/31/2026	$ 11,434,011
12,500,000		United States Treasury Notes, 0.750%, 8/31/2026	11,431,311
10,000,000		United States Treasury Note, 0.875%, 6/30/2026	9,225,780
20,000,000		United States Treasury Notes, 1.875%, 2/28/2027	18,554,352
425,000		United States Treasury Notes, 2.625%, 4/15/2025	415,700
31,150,000		United States Treasury Notes, 2.750%, 4/30/2027	29,528,929
37,500,000		United States Treasury Notes, 3.125%, 8/31/2027	35,801,951
30,000,000		United States Treasury Notes, 3.500%, 1/31/2028	28,893,327
30,000,000		United States Treasury Notes, 3.750%, 12/31/2028	29,034,018
2,500,000		United States Treasury Notes, 4.000%, 12/15/2025	2,462,639
10,000,000		United States Treasury Notes, 4.000%, 6/30/2028	9,791,080
32,000,000		United States Treasury Notes, 4.125%, 9/30/2027	31,503,133
5,000,000		United States Treasury Notes, 4.250%, 10/15/2025	4,946,041
20,000,000		United States Treasury Notes, 4.375%, 8/31/2028	19,859,376
98,000,000		United States Treasury Notes, 5.000%, 8/31/2025	97,853,235
		TOTAL U.S. TREASURIES (IDENTIFIED COST $350,174,116)	340,734,883
		CORPORATE BONDS—36.1%
		Basic Industry - Metals & Mining—0.3%
2,493,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	2,370,296
		Basic Industry - Paper—0.3%
2,500,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	2,471,201
		Capital Goods - Aerospace & Defense—1.5%
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,877,839
1,500,000		Boeing Co., Sr. Unsecd. Note, 144A, 6.298%, 5/1/2029	1,512,838
2,750,000		HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	2,743,621
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	888,445
5,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	4,661,558
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.318% (CME Term SOFR 3 Month +1.996%), 2/15/2042	34,843
		TOTAL	11,719,144
		Capital Goods - Building Materials—0.2%
1,500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	1,486,635
		Capital Goods - Construction Machinery—1.5%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,842,621
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,887,271
560,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	547,771
2,500,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	2,495,040
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	5,041,233
		TOTAL	11,813,936
		Capital Goods - Diversified Manufacturing—0.5%
3,335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	3,099,854
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	770,179
		TOTAL	3,870,033
		Communications - Cable & Satellite—0.1%
590,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	596,195

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—0.7%
$ 5,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	$ 4,907,009
750,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	698,946
		TOTAL	5,605,955
		Communications - Telecom Wireless—1.1%
1,055,000		American Tower Corp., Sr. Unsecd. Note, 2.400%, 3/15/2025	1,028,679
1,275,000		American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,270,806
1,000,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	993,508
2,600,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	2,538,264
1,500,000		T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,403,842
1,000,000		T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	981,393
		TOTAL	8,216,492
		Communications - Telecom Wirelines—0.6%
5,100,000		Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	4,829,393
		Consumer Cyclical - Automotive—2.0%
2,510,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,310,236
3,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	3,049,687
1,395,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	1,420,493
550,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	552,832
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.000%, 7/11/2025	5,015,778
2,000,000	[2]	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/12/2028	2,023,231
1,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	979,515
		TOTAL	15,351,772
		Consumer Non-Cyclical - Food/Beverage—1.5%
3,250,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	3,187,865
695,000		Campbell Soup Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	691,932
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	717,528
4,725,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,451,865
1,400,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	1,377,216
1,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	994,785
		TOTAL	11,421,191
		Consumer Non-Cyclical - Health Care—1.1%
2,750,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	2,714,932
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	496,751
1,040,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,026,269
3,000,000		GE Healthcare Holding LLC, Unsecd. Note, 5.650%, 11/15/2027	3,036,536
1,350,000		Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	1,342,191
		TOTAL	8,616,679
		Consumer Non-Cyclical - Pharmaceuticals—1.4%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	1,965,787
2,500,000		AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	2,466,741
3,250,000		Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,242,083
830,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	825,253
246,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	245,029
2,500,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,447,295
		TOTAL	11,192,188
		Consumer Non-Cyclical - Tobacco—0.8%
750,000		BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	744,001
1,000,000		BAT Capital Corp., Sr. Unsecd. Note, 3.222%, 8/15/2024	994,758
1,400,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	1,307,925
1,250,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	1,277,417

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$ 2,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	$ 1,996,778
		TOTAL	6,320,879
		Energy - Independent—0.5%
1,000,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	917,692
3,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	3,085,422
		TOTAL	4,003,114
		Energy - Integrated—0.3%
2,500,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	2,464,042
		Energy - Midstream—1.8%
2,070,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	2,108,424
255,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	251,491
1,500,000		Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 1/15/2025	1,471,670
500,000		Energy Transfer LP, Sr. Unsecd. Note, 2.900%, 5/15/2025	486,900
910,000		Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	913,680
1,165,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,091,244
1,985,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	1,977,365
2,000,000		Oneok Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	1,987,120
1,250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	1,288,110
2,490,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	2,447,102
		TOTAL	14,023,106
		Energy - Oil Field Services—1.0%
2,990,000		Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	3,020,300
2,500,000		Schlumberger Investment SA, Sr. Unsecd. Note, 4.500%, 5/15/2028	2,458,308
2,000,000		Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,935,516
		TOTAL	7,414,124
		Energy - Refining—0.3%
2,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	1,982,295
		Financial Institution - Banking—6.9%
910,000		American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	931,514
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	987,154
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	1,986,399
1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	955,249
3,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	3,455,062
1,500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	1,483,991
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,846,600
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,476,591
2,000,000		Citizens Bank, N.A., Sr. Unsecd. Note, 6.064%, 10/24/2025	2,000,830
500,000		Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	484,387
1,530,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,508,860
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	489,084
570,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	584,535
2,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,038,061
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,970,208
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	495,934
2,010,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2024	2,010,216
1,575,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727% (SOFR +1.265%), 4/25/2030	1,596,397
775,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	723,728
1,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.625%, 8/6/2024	994,226
3,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.005%, 3/13/2026	2,915,388
1,275,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,340,919

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	$ 2,881,252
640,000		Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	635,760
1,500,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 5.656% (SOFR +1.260%), 4/18/2030	1,520,185
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.200%, 11/1/2024	985,943
1,805,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,817,402
1,500,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.671%, 10/28/2025	1,499,881
2,330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,253,934
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,319,500
1,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	1,511,450
2,000,000		US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,022,725
2,275,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	2,256,455
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.000%, 2/19/2025	981,591
		TOTAL	53,961,411
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
1,460,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	1,468,012
		Financial Institution - Finance Companies—0.4%
1,665,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,549,690
1,290,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,333,779
		TOTAL	2,883,469
		Financial Institution - Insurance - Health—0.4%
2,900,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	2,559,501
300,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.350%, 10/15/2025	299,408
		TOTAL	2,858,909
		Financial Institution - Insurance - Life—2.3%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	982,524
3,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,044,333
2,500,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	2,468,737
4,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	4,116,939
2,500,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.200%, 6/24/2025	2,391,775
2,500,000		PRICOA Global Funding I, Sec. Fac. Bond, 144A, 0.800%, 9/1/2025	2,359,097
2,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.250%, 6/23/2025	1,913,267
1,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 2.250%, 11/21/2024	983,617
		TOTAL	18,260,289
		Financial Institution - Insurance - P&C—0.4%
3,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	2,984,277
		Technology—1.9%
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	961,857
1,000,000		Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	967,234
2,520,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,344,627
750,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	748,494
4,130,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	3,809,905
1,315,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,303,904
1,855,000		Oracle Corp., Sr. Unsecd. Note, 2.500%, 4/1/2025	1,807,476
535,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	495,722
2,660,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,436,513
		TOTAL	14,875,732
		Transportation - Airlines—0.1%
770,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	767,150
		Transportation - Services—1.3%
1,850,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	1,812,609

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 5,555,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	$ 5,107,002
1,800,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	1,807,282
1,735,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	1,600,852
	TOTAL	10,327,745
	Utility - Electric—4.4%
1,135,000	American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	1,135,650
430,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	436,623
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	740,807
3,155,000	Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	3,121,862
2,180,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	2,130,496
610,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	606,549
2,000,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 3.300%, 3/15/2025	1,960,511
860,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	855,516
1,005,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,017,571
1,915,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	1,910,667
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	2,456,513
1,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	991,312
1,670,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	1,697,565
5,000,000	Fells Point Funding Trust, Sr. Unsecd. Note, 144A, 3.046%, 1/31/2027	4,693,398
245,000	FirstEnergy, Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	230,127
1,445,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	1,416,163
2,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	2,499,300
910,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	912,058
2,305,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,299,621
365,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	364,501
3,000,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	2,968,950
	TOTAL	34,445,760
	Utility - Natural Gas Distributor—0.2%
1,700,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,622,806
	Utility - Other—0.1%
1,135,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,142,026
	TOTAL CORPORATE BONDS (IDENTIFIED COST $288,930,474)	281,366,256
	ASSET-BACKED SECURITIES—4.9%
	Auto Receivables—3.4%
4,250,000	Bank of America Auto Trust 2023-2, Class A3, 144A, 5.740%, 6/15/2028	4,274,333
3,275,000	BMW Vehicle Lease Trust 2024-1, Class A3, 5.200%, 3/25/2027	3,254,189
2,650,000	Enterprise Fleet Financing LLC 2024-2, Class A3, 144A, 5.610%, 4/20/2028	2,659,773
5,000,000	Enterprise Fleet Financing, LLC 2023-3, Class A2, 144A, 6.400%, 3/20/2030	5,057,382
1,550,000	Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.930%, 11/15/2027	1,541,069
2,275,000	Honda Auto Receivables Owner Trust 2023-4, Class A3, 5.670%, 6/21/2028	2,291,409
2,500,000	Mercedes-Benz Auto Lease Trust 2024-A, Class A3, 5.320%, 1/18/2028	2,506,045
4,500,000	Toyota Auto Receivables Owner Trust 2024-B, Class A3, 5.330%, 1/16/2029	4,520,319
169,163	World Omni Auto Receivables Trust 2020-C, Class A3, 0.480%, 11/17/2025	168,835
	TOTAL	26,273,354
	Equipment Lease—1.3%
3,200,000	CNH Equipment Trust 2024-A, Class A3, 4.770%, 6/15/2029	3,170,062
1,750,000	DLLST LLC 2024-1A, Class A3, 144A, 5.050%, 8/20/2027	1,734,988
1,203,601	MMAF Equipment Finance LLC 2020-A, Class A3, 144A, 0.970%, 4/9/2027	1,155,881
1,305,683	MMAF Equipment Finance LLC 2020-BA, Class A3, 144A, 0.490%, 8/14/2025	1,288,774

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 2,500,000		MMAF Equipment Finance LLC 2023-A, Class A3, 144A, 5.540%, 12/13/2029	$ 2,512,955
		TOTAL	9,862,660
		Student Loans—0.2%
832,704		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	749,559
886,589		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	818,354
		TOTAL	1,567,913
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $37,843,996)	37,703,927
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Commercial Mortgage—1.0%
1,520,795		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,515,286
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,690,604
560,239		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	535,562
41,504		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	39,600
2,750,000	[1]	ORL Trust 2023-GLKS, Class A, 7.667% (CME Term SOFR 1 Month +2.350%), 10/15/2028	2,761,189
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,893,965)	7,542,241
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
570,727		FNMA, Pool AS2976, 4.000%, 8/1/2044	531,150
290,877		FNMA, Pool AW0029, 3.500%, 7/1/2044	261,816
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $899,793)	792,966
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
10,617	[1]	FHLMC REMIC, Series 3397, Class FC, 6.038% (30-DAY AVERAGE SOFR +0.714%), 12/15/2037 (IDENTIFIED COST $10,637)	10,547
		INVESTMENT COMPANIES—13.7%
333,180		Bank Loan Core Fund	2,918,661
1,490,788		Emerging Markets Core Fund	12,567,344
2,813,909		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	2,813,909
5,718,798		Mortgage Core Fund	46,322,262
4,756,638		Project and Trade Finance Core Fund	42,096,248
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $106,257,271)	106,718,424
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $792,010,252)	774,869,244
		OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	4,148,270
		TOTAL NET ASSETS—100%	$779,017,514
At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	250	$26,449,219	September 2024	$(76,734)
The average notional value of long futures contracts held by the Fund throughout the period was $51,915,703. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Affiliates	Value as of 8/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2024	Shares Held as of 5/31/2024	Dividend Income
Bank Loan Core Fund	$27,349,920	$622,554	$(25,000,000)	$908,621	$(962,434)	$2,918,661	333,180	$622,634
Emerging Markets Core Fund	$964,079	$10,579,711	$—	$1,023,554	$—	$12,567,344	1,490,788	$579,726
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$1,930,025	$157,580,385	$(156,696,501)	$—	$—	$2,813,909	2,813,909	$118,159
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$2,645,870	$192,395,528	$(195,042,402)	$(349)	$1,353	$—	—	$249,766
Mortgage Core Fund	$62,671,928	$1,947,192	$(17,500,000)	$(352,492)	$(444,366)	$46,322,262	5,718,798	$1,947,221
Project and Trade Finance Core Fund	$54,425,357	$2,147,396	$(15,000,000)	$1,502,050	$(978,555)	$42,096,248	4,756,638	$2,147,482
TOTAL OF AFFILIATED TRANSAC- TIONS	$149,987,179	$365,272,766	$(409,238,903)	$3,081,384	$(2,384,002)	$106,718,424	15,113,313	$5,664,988

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$315,596	$315,750

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$340,734,883	$—	$340,734,883
Corporate Bonds	—	281,366,256	—	281,366,256
Asset-Backed Securities	—	37,703,927	—	37,703,927
Commercial Mortgage-Backed Securities	—	7,542,241	—	7,542,241
Mortgage-Backed Securities	—	792,966	—	792,966
Collateralized Mortgage Obligation	—	10,547	—	10,547
Investment Companies	64,622,176	—	—	64,622,176
Other Investments[1]	—	—	—	42,096,248
TOTAL SECURITIES	$64,622,176	$668,150,820	$—	$774,869,244
Other Financial Instruments:[2]
Liabilities	$(76,734)	$—	$—	$(76,734)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(76,734)	$—	$—	$(76,734)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $42,096,248 is measured at fair value using the net assets value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate